Restructuring Costs, Net	6 Months Ended
Jun. 30, 2014
Restructuring And Related Activities [Abstract]
Restructuring Costs, Net

NOTE 2 — RESTRUCTURING COSTS, NET

During the three and six months ended June 30, 2014 and 2013, Holdings incurred costs related to various cost reduction activities which are reported in the interim unaudited condensed consolidated statements of comprehensive income (loss) in restructuring costs, net. The components of restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Manufacturing and distribution footprint optimization	$2.5	$0.1	$5.2	$0.2
Severance	1.8	1.2	3.3	1.4
Gain on sale of equipment	—	—	(0.1)	—
Impairment of property, plant and equipment	—	0.8	—	0.8
Curtailment and settlement gains	—	(0.3)	—	(0.3)

	$4.3	$1.8	$8.4	$2.1

During the three and six months ended June 30, 2014, Holdings recorded severance of $0.4 million and $0.7 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment. During the six months ended June 30, 2014, Holdings recorded residual closing costs of $0.1 million related to the closure of a China facility in 2013 and a gain on sale of equipment of $0.1 million associated with its now closed Mexican foundry operations. In addition, during the six months ended June 30, 2014, Holdings incurred manufacturing footprint optimization costs of $0.5 million related to its filtration product line.

Beginning in 2013, Holdings initiated a manufacturing footprint optimization plan for its fuel delivery systems product line. The plan involved a workforce reduction and outsourcing of production, including relocation of associated equipment, to facilities owned by third-party component suppliers and existing facilities of Holdings’ subsidiaries. The plan is anticipated to be completed by the end of the third quarter of 2014. During the three and six months ended June 30, 2014, Holdings incurred $0.3 million and $1.7 million, respectively, of professional costs associated with the review of the manufacturing footprint for its fuel delivery systems product line, $0.5 million and $0.8 million, respectively, of severance costs associated with the termination of 79 employees and $0.2 million of costs during the six months ended June 30, 2014 associated with asset relocation and installation.

In December 2013, Holdings approved and announced a plan to close one of its U.S. filtration facilities and transfer the manufacturing capacity, along with associated equipment, to one of Holdings existing U.S. facilities and one facility operated by FRAM Group, the automotive consumer products business of Autoparts Holdings Limited (“Autoparts Holdings”). The facility ceased operations as of July 31, 2014. The plan impacted 232 employees, the majority of which were terminated as of June 30, 2014. Employees were offered termination benefit packages, comprised of severance and medical insurance coverage, contingent on the employees working to the plant closure date or an earlier date at management’s discretion. During the three and six months ended June 30, 2014, termination benefits of $0.9 million and $1.8 million were recorded, respectively. As of June 30, 2014, $2.1 million of termination benefits had been accrued. In addition, during the three and six months ended June 30, 2014, equipment relocation and facility closing costs of $2.2 million and $2.7 million, respectively, were incurred. Holdings recorded impairment charges of $1.8 million to write down land, building and equipment to estimated net realizable value in the fourth quarter of 2013.

During the three and six months ended June 30, 2013, Holdings recorded severance of $0.9 million and $1.1 million, respectively, related to involuntary terminations of employees as part of cost reduction actions and business realignment within Holdings’ filtration and fuel delivery systems businesses and $0.1 million and $0.1 million, respectively, for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration business.

During the six months ended June 30, 2013, Holdings approved and announced a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. facilities. The plan included workforce reductions, facility closures and operations consolidation. The plan impacted 61 employees in China, the majority of which were terminated as of June 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. During the three and six months ended June 30, 2013, Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.3 million and other closing costs of $0.1 million.

During the three months ended June 30, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China. The plan includes workforce reductions, facility closures and operations consolidation. At the end of June 2013, the manufacturing operations were closed and the affected employees terminated. During the three and six months ended June 30, 2013, Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value, and a curtailment gain of $0.3 million, which had been deferred until the affected employees were terminated, was recognized.

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the six months ended June 30, 2014 and 2013 (in millions):

			Pension
			Curtailment
		Asset	and
	Severance Costs	Impairments	Settlements	Other	Total
Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4
Charges	3.3	—	—	5.1	8.4
Usage	(2.4)	—	—	(5.1)	(7.5)

Balance at June 30, 2014	$2.3	$—	$—	$—	$2.3

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2
Charges	1.4	0.8	(0.3)	0.2	2.1
Usage	(1.2)	(0.8)	(0.5)	(0.2)	(2.7)

Balance at June 30, 2013	$1.5	$—	$0.1	$—	$1.6

The severance and pension curtailment and settlements accruals are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.